Summary of Activity Under Non Management Director DSU Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	123,473	116,280
Granted	2,336	7,193
Redeemed	(21,010)
Ending balance	104,799	123,473
Deferred Share Units 2012 Plan [Member] | Non-Management Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,470	1,470
Ending balance	1,470	1,470
Deferred Share Units 2024 Plan [Member] | Non-Management Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,753
Granted	15,680	6,777
Redeemed	(11,090)	(4,024)
Ending balance	7,343	2,753